Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CAD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CAD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CAD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CAD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 83,740		$ 75,379		$ 159,207		$ 150,765
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.1085		$ 0.1085		$ 0.2170		$ 0.2170
Series A Shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 1,973		$ 1,549		$ 3,946		$ 3,097
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.4110		$ 0.3226		$ 0.8220		$ 0.6453
Series D Shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 1,713		$ 1,273		$ 2,986		$ 2,546
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.4283		$ 0.3182		$ 0.7465		$ 0.6364